Fixed Assets, Net (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fixed Assets, Net (Textual)
Depreciation	$ 235	$ 49	$ 11